Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Disclosure of property, plant and equipment [text block] [Abstract]
PROPERTY, PLANT AND EQUIPMENT
20.	PROPERTY, PLANT AND EQUIPMENT

Owner-occupied Property

	Plant	Machinery	Office equipment	Motor vehicles	Furniture and fixtures	Leasehold improvements -factories and offices	Leasehold improvements- shops	Total
COST
At January 1, 2019	29,757,837	881,199	135,802	82,500	153,808	852,840	255,876	32,119,863
Additions	-	-	162	-	-	-	-	162
Disposals	-	(266,304)	(280)	(387)	-	-	-	(266,971)
Reclassification to investment property	(12,291,058)	-	-	-	-	-	-	(12,291,058)
Translation adjustment	(482,015)	(14,274)	(2,200)	(1,336)	(2,491)	(13,814)	(4,145)	(520,275)
At December 31, 2019	16,984,763	600,620	133,486	80,777	151,317	839,026	251,731	19,041,720
Additions	23,127	-	2,451	-	-	-	-	25,578
Disposals	-	(596,568)	(7,959)	(52,528)	(735)	-	-	(657,790)
Reclassification to investment property	(10,983,012)	-	-	-	-	-	-	(10,983,012)
Translation adjustment	1,167,115	41,272	9,173	5,551	10,398	57,654	17,298	1,308,459
At December 31, 2020	7,191,993	45,324	137,150	33,800	160,979	896,680	269,029	8,734,955

DEPRECIATION AND IMPAIRMENT
At January 1, 2019	(17,946,631)	(764,389)	(103,875)	(74,250)	(142,191)	(658,843)	(255,876)	(19,946,054)
Provided for the year	(832,476)	(13,733)	(7,279)	-	(1,857)	(73,239)	-	(928,584)
Eliminated upon disposal of assets	161,645	234,901	252	5,122	-	-	-	401,919
Depreciation reclassified to investment property	2,708,200	-	-	-	-	-	-	2,708,200
Impairment reclassified to investment property	4,483,680	-	-	-	-	-	-	4,483,680
Translation adjustment	290,698	12,382	1,683	1,203	2,303	10,672	4,145	323,085
At December 31, 2019	(11,134,883)	(530,840)	(109,220)	(67,925)	(141,745)	(721,410)	(251,731)	(12,957,754)
Provided for the year	(317,378)	(20,777)	(25,503)	(190)	(9,150)	(27,024)	-	(400,022)
Eliminated upon disposal of assets	-	542,770	7,163	42,174	662	-	-	592,769
Depreciation reclassified to investment property	1,761,758	-	-	-	-	-	-	1,761,758
Impairment reclassified to investment property	5,996,302	-	-	-	-	-	-	5,996,302
Translation adjustment	(765,138)	(36,477)	(7,505)	(4,668)	(9,740)	(49,572)	(17,298)	(890,397)
At December 31, 2020	(4,459,340)	(45,324)	(135,065)	(30,609)	(159,973)	(798,005)	(269,029)	(5,897,346)

CARRYING AMOUNT
At December 31, 2019	5,849,880	69,780	24,266	12,852	9,572	117,616	-	6,083,966
At December 31, 2020	2,732,653	-	2,086	3,191	1,006	98,675	-	2,837,609

Net exchange differences from translating the financial statements from functional currency to presentation currency were $418,062 and $(197,910) as at December 31, 2020 and 2019.

Depreciation expense for the years ended December 31, 2020, 2019 and 2018 were $378,430, $939,601 and $1,525,548, respectively. Impairment loss charged for the years ended December 31, 2020, 2019, and 2018 were $nil, $nil, and $13,311,557, respectively. The detail estimation of such impairment provision is explained in note 6.

Depreciation is provided on straight-line basis for all property, plant and equipment over their estimated useful lives of the assets as follows:

	Useful life	Residual Value
Plant	20 years	10%
Machinery	5 years	10%
Office equipment	5 years	10%
Motor vehicles	5 years	10%
Furniture and fixtures	5 years	10%
Leasehold improvements-factories and offices	Shorter of estimated useful life of 5 years or lease term	10%
Leasehold improvements-shops	Shorter of estimated useful life of 5 years or lease term	Nil
Distributor shops’ furniture and fixtures	1.5 years	Nil

Plant includes buildings owned by Anhui Kaixin built on the following land:

Location	Description	Gross area (m2)
Jinxi Town, Longshan Road, Taihu City, Anhui Province, the PRC	Dormitory	8,573
Jinxi Town, Longshan Road, Taihu City, Anhui Province, the PRC	Factory	22,292

The buildings were pledged as security for the outstanding bank loans as set forth in note 30.

The gross carrying amount of the fully depreciated property, plant and equipment that is still in use is $88,764 and $93,701 as at December 31, 2020 and 2019, respectively.

In 2012, the Company performed a revaluation of certain equipment. The revaluation was performed by an independent appraiser on November 10, 2012 and, as a result of the revaluation, the Company recognized a revaluation surplus in the amount of 184,272. The amount is classified as revaluation reserve. Since the surplus has not been realized, the amount recognized is not available for distribution. There was no movement in the revaluation reserve during 2020 and 2019. The carrying amount that would have been recognized had the assets been carried under the cost model is as follows:

	As at December 31,
	2020	2019
Machinery	95,922	89,755
Motor Vehicles	35	33
Office Equipment	2,663	2,492
Furniture and fixtures	739	692
	99,360	92,971

Investment Properties

As at December 31, 2020, fair value approximated carry amounts, being the initial cost to acquire these investment properties.

COST	2020	2019
Opening balance at 1 January	12,291,058	-
Acquisitions	-	-
Capitalised subsequent expenditure	-	-
Classified as held for sale or disposals	-	-
Transfer (to)/from inventories and owner-occupied property	10,983,012	12,291,058
Translation adjustment	(844,585)	-
Closing balance at 31 December	24,118,655	12,291,058

DEPRECIATION AND IMPAIRMENT	2020	2019
Opening balance at 1 January	(7,191,880)	-
Provided for the year	(400,328)	-
Eliminated upon disposal of assets	-	-
Impairment for the year	-	-
Transfer to/(from) inventories and owner-occupied property	(7,758,060)	(7,191,880)
Translation adjustment	(494,192)	-
Closing balance at 31 December	(15,844,460)	(7,191,880)

CARRYING AMOUNT	2020	2019
Closing balance at 31 December	8,274,195	5,099,178